General information and significant accounting policies (Details Textual)		9 Months Ended
	Aug. 06, 2013 shares	Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation		28
Average Age Of Vessels		6 years 2 months 12 days
Equity Method Investment, Ownership Percentage	100.00%
Direct And Indirect Ownership In All Subsidiary		100.00%
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	55.40%
Corporate Joint Venture [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
GA Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	44.60%
Number Of Shares Exchanged For Reorganization	8,049,500
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues	10,000,000